SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIFE

Property, plant and equipment are stated at cost net of accumulated depreciation and impairment losses. Depreciation is provided over the estimated useful lives of the assets using the straight-line method from the time the assets are placed in service. Estimated useful lives are as follows:

Classification	Estimated useful life

Leasehold improvements	Shorter of 5 years or the estimated useful lives of the assets
Furniture and fixture	5 years
Office equipment	5 years
Moulds	5 years
Plant and machinery	5 – 15 years